Related Party Balances and Transactions - Summary of Others to Related Parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Loan provided to related parties	¥ 5,143	¥ (8,000)	¥ 16,071
Investments disposed to a related party	¥ 3,061	¥ 22,047